Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense
The components of lease expense, are as follows:

	For the Three Months Ended March 31,
Components of lease expense:	2024	2023
Operating lease cost	$47,244	$51,448
Sublease income	(52,542)	(51,083)

Total lease (income) cost	$(5,298)	$366

The components of lease expense, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2023	2022
Operating lease cost	$199,611	$191,483
Lease impairment cost	—	303,327
Sublease income	(204,324)	(177,588)

Total lease (income) cost	$(4,713)	$317,222

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases are as follows:

	For the Three Months Ended March 31,
Supplemental cash flow information:	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$43,705	$43,086
Change in lease liabilities (operating cash flow)	(75,078)	(68,373)

Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$173,245	$152,018
Non-cash impairment of right to use assets (operating cash flow)	—	(303,327)

Change in lease liabilities (operating cash flow)	(284,963)	(243,596)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$762,603

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows:

Operating leases:	March 31, 2024	December 31, 2023
Operating lease right-of-use assets	$90,308	$134,013

Operating lease liability, current	158,965	234,043

Total operating lease liabilities	$158,965	$234,043

Weighted-average remaining lease term:	March 31, 2024	December 31, 2023
Operating leases (in years)	0.51	0.76

Weighted-average discount rate:	March 31, 2024	December 31, 2023
Operating leases	6.78%	6.76%

Supplemental balance sheet information related to leases was as follows:

Operating leases:	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	$134,013	$307,258

Operating lease liability, current	234,043	284,963
Operating lease liability, long-term	—	234,043

Total operating lease liabilities	$234,043	$519,006

Weighted-average remaining lease term:	December 31, 2023	December 31, 2022
Operating leases (in years)	0.76	1.76

Weighted-average discount rate:	December 31, 2023	December 31, 2022
Operating leases	6.76%	6.74%

Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease
Future minimum lease payments under
non-cancellable
lease as of March 31, 2024, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
Remainder of 2024	$162,202

Total undiscounted cash flows	162,202

Less discounting	(3,237)

Present value of lease liabilities	$158,965

Future minimum lease payments under
non-cancellable
lease as of December 31, 2023, are as follows:

Maturities of lease liabilities:
Year Ending December 31, 2024	$240,818

Total undiscounted cash flows	240,818

Less discounting	(6,775)

Present value of lease liabilities	$234,043